Organization and Summary of Significant Accounting Policies (Details 16) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ (172,714)	$ (154,512)	$ (152,401)
Other comprehensive loss before reclassifications	3,190	(5,608)
Retirement and Postretirement Plan Reclassification Adjustment, Income Tax Amount	(344)	2,164
Net other comprehensive loss before reclassifications	2,846	(3,444)
Reclassifications:
Prior service credits	752	753
Actuarial gains	(2,514)	(3,766)
Total reclassifications before tax	(1,762)	(3,013)
Retirement and Postretirement Plans Reclassifications, Income Tax	533	1,115
Net reclassifications	(1,229)	(1,898)
Other comprehensive loss (income)	1,617	(5,342)	11,128
Ending balance	(183,246)	(172,714)	(154,512)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	14,138	13,155
Other comprehensive loss before reclassifications	2,370	534
Retirement and Postretirement Plan Reclassification Adjustment, Income Tax Amount	(151)	(108)
Net other comprehensive loss before reclassifications	2,219	426
Reclassifications:
Other comprehensive loss (income)	2,219	426
Other comprehensive loss (income) attributable to non-controlling interest	1,066	(557)
Ending balance	15,291	14,138	13,155
Retirement and Postretirement Benefit Plans
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	18,750	24,518
Other comprehensive loss before reclassifications	820	(6,142)
Retirement and Postretirement Plan Reclassification Adjustment, Income Tax Amount	(193)	2,272
Net other comprehensive loss before reclassifications	627	(3,870)
Reclassifications:
Prior service credits	752	753
Actuarial gains	(2,514)	(3,766)
Total reclassifications before tax	(1,762)	(3,013)
Retirement and Postretirement Plans Reclassifications, Income Tax	533	1,115
Net reclassifications	(1,229)	(1,898)
Other comprehensive loss (income)	(602)	(5,768)
Ending balance	18,148	18,750	24,518
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	32,888	37,673	26,859
Reclassifications:
Ending balance	33,439	32,888	$ 37,673
AOCI Including Portion Attributable to Noncontrolling Interest
Reclassifications:
Other comprehensive loss (income)	1,617	(5,342)
AOCI Attributable to Noncontrolling Interest
Reclassifications:
Other comprehensive loss (income) attributable to non-controlling interest	$ 1,066	$ (557)